EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details) - Defined benefit pension plan	Dec. 31, 2021	Dec. 31, 2020
Brazilian Plans
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	8.82%	6.56%
North America Plan
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	3.00%	3.00%
North America Plan | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.80%	2.25%
North America Plan | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate		2.50%